Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Jointly Owned Utility Plant Interests [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 5.1	$ 0.0	$ 10.6
Estimated costs of removal	138.8	143.6	139.1
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 5.1	$ 0.0	$ 10.6